Trade and other payables - Movements in Provisions - US Pharmaceuticals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in provisions
At January 1	$ 891	$ 1,468	$ 1,418
Returns and payments	(338)	(445)	(472)
At 31 December	$ 1,564	$ 891	$ 1,468